CONCENTRATION AND RISKS (Tables)	12 Months Ended
Dec. 31, 2022
Credit Risk
Concentration and risks
Summary of concentration of risk

	As of December 31,
	2021		2022
	RMB		RMB
Company A	161,785	54%	125,971	52%
Company B	37,776	12%	4,259	2%

	As of December 31,
	2021		2022
	RMB		RMB
Xiaomi	320,939	100%	360,497	100%

	As of December 31,
	2021		2022
	RMB		RMB
Xiaomi	88,367	100%	25,021	100%

Revenue Concentration Risk
Concentration and risks
Summary of concentration of risk

	Year ended December 31,
	2020		2021		2022
	RMB		RMB		RMB
Xiaomi	2,889,441	50%	2,295,569	43%	1,403,354	43%